Impairments	12 Months Ended
Dec. 31, 2023
Impairments
Impairments

Note 9. Impairments

	Loans in
	the form
	of interest-	Loans to
	bearing	credit	Loans to the
Skr mn	securities	institutions	public	Off-balance	Total
2023
Expected credit losses, stage 1	1	1	-34	-4	-36
Expected credit losses, stage 2	3	0	-22	-21	-40
Expected credit losses, stage 3	-260	—	-252	-1	-513
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	4	—	4
Net credit losses	-256	1	-304	-26	-585
2022
Expected credit losses, stage 1	-9	1	-26	-4	-38
Expected credit losses, stage 2	4	0	3	-1	6
Expected credit losses, stage 3	—	—	-15	0	-15
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	12	1	13
Net credit losses	-5	1	-26	-4	-34
2021
Expected credit losses, stage 1	7	2	50	1	60
Expected credit losses, stage 2	6	0	23	0	29
Expected credit losses, stage 3	—	—	-46	0	-46
Established credit losses	—	—	-52	—	-52
Reserves applied to cover established credit losses	—	—	49	—	49
Recovered credit losses	—	—	1	—	1
Net credit losses	13	2	25	1	41

The table below shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the OECD, which explains the low provision ratio.

	December 31, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	50,148	80	1,282	51,510	51,401	2,882	—	54,283
Loans to credit institutions	7,914	—	—	7,914	11,147	310	—	11,457
Loans to the public	181,830	34,836	7,970	224,636	167,354	33,851	6,713	207,918
Total, loans, before expected credit losses	239,892	34,916	9,252	284,060	229,902	37,043	6,713	273,658
Off balance, before expected credit losses
Guarantees	6,079	1,163	229	7,471	3,902	900	—	4,802
Committed undisbursed loans	32,292	18,211	4,472	54,975	49,492	20,620	5,257	75,369
Total, off balance, before expected credit losses	38,371	19,374	4,701	62,446	53,394	21,520	5,257	80,171
Total, before expected credit losses	278,263	54,290	13,953	346,506	283,296	58,563	11,970	353,829
of which guaranteed (percent)	62.9	92.8	87.7	68.6	62.9	92.6	98.7	68.9
Loss allowance, loans
Loans in the form of interest-bearing securities	-23	0	-260	-283	-23	-3	—	-26
Loans to credit institutions	-3	—	—	-3	-2	0	—	-2
Loans to the public	-125	-40	-306	-471	-93	-19	-70	-182
Total, loss allowance, loans	-151	-40	-566	-757	-118	-22	-70	-210
Loss allowance, off balance[1]
Guarantees	0	0	-1	-1	0	0	—	0
Committed undisbursed loans	-16	-21	0	-37	-12	-1	0	-13
Total, loss allowance, off balance	-16	-21	-1	-38	-12	-1	0	-13
Total, loss allowance	-167	-61	-567	-795	-130	-23	-70	-223
Provision ratio (percent)	0.06	0.11	4.07	0.23	0.05	0.04	0.58	0.06
1	Recognized under provision in the Consolidated Statement of Financial Position.

Loans and off balance, before loss allowance

	December 31, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	283,296	58,563	11,970	353,829	228,489	66,651	2,389	297,529
Increase due to origination and acquisition	93,373	25,709	1,323	120,405	125,243	5,451	2,453	133,147
Transfer to stage 1	2,108	-2,986	—	-878	5,788	-7,798	—	-2,010
Transfer to stage 2	-3,852	3,142	—	-710	-4,447	3,845	—	-602
Transfer to stage 3	-1,993	-1,159	2,962	-190	-7,980	-725	7,502	-1,203
Decrease due to derecognition	-94,669	-28,979	-2,302	-125,950	-63,797	-8,861	-374	-73,032
Closing balance	278,263	54,290	13,953	346,506	283,296	58,563	11,970	353,829

Loss allowance

	December 31, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-130	-23	-70	-223	-88	-28	-48	-164
Increases due to origination and acquisition	-68	-33	-36	-137	-67	-3	0	-70
Net remeasurement of loss allowance	3	4	8	15	5	9	9	23
Transfer to stage 1	0	0	—	0	-1	7	—	6
Transfer to stage 2	3	-25	—	-22	1	-12	—	-11
Transfer to stage 3	2	0	-493	-491	1	3	-23	-19
Decreases due to derecognition	24	14	8	46	22	2	0	24
Decrease in allowance account due to write-offs	—	—	—	—	—	—	—	—
Exchange-rate differences[1]	-1	2	16	17	-3	-1	-8	-12
Closing balance	-167	-61	-567	-795	-130	-23	-70	-223
1	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Provisions for ECLs are calculated using quantitative models based on inputs, assumptions and methods that are highly reliant on assessments. In particular, the following could heavily impact the level of provisions: the establishment of a material increase in credit risk, allowing for forward-looking macroeconomic scenarios, and the measurement of both ECLs over the next 12 months and lifetime ECLs. ECLs are based on objective assessments of what SEK expects to lose on the exposures given what was known on the reporting date and taking into account possible future events. The ECL is a probability-weighted amount that is determined by evaluating the outcome of several possible scenarios and where the data taken into consideration comprises information from previous conditions, current conditions and projections of future economic conditions. SEK’s method entails three scenarios being prepared for each probability of default curve: a base scenario, a downturn scenario, and an upturn scenario, where the scenarios are expressed in a business cycle parameter. The business cycle parameter reflects the general risk of default in each geographic segment. The parameter is standard, normally distributed where zero indicates a neutral economy where the economy has been on average, historically. The business cycle parameters for the base scenario are between 0.0 and 0.2 for the various probability of default (PD) segments. The base scenarios have been weighted at 70 percent, the downturn scenarios have been weighted at 30 percent, and the upturn scenarios have been weighted at zero percent between the different PD-segments.

Due to the current macroeconomic uncertainty, SEK has made an overall adjustment according to management’s overall assessment. This resulted in an increase of expected credit losses, which was calculated pursuant to SEK’s IFRS 9 model as of December 31, 2023.

Loan credit quality, before expected credit losses, allocated by stage

	December 31, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	—	—	—	—	—	—	—	—
AA+ to A-	31,934	—	—	31,934	28,382	—	—	28,382
BBB+ to BBB-	152,502	960	—	153,462	150,441	3,085	—	153,526
BB+ to BB-	40,413	26,267	—	66,680	38,523	25,309	—	63,832
B+ to B-	14,848	4,781	—	19,629	12,396	6,663	—	19,059
CCC to D	195	2,908	9,252	12,355	160	1,986	6,713	8,859
Total, before expected credit losses	239,892	34,916	9,252	284,060	229,902	37,043	6,713	273,658

More information regarding SEK’s Credit Policy is found in Note 26 and Note 30.